Summary of Significant Accounting Policies (Tables) - DMY SQUARED TECHNOLOGY GROUP, INC [Member]	12 Months Ended
Dec. 31, 2025
Summary of Significant Accounting Policies (Tables) [Line Items]
Schedule of Significant Accounting Policies

For the years ended December 31, 2025 and 2024, the amounts of Public Shares reflected in the financial statements are reconciled in the following table:

Class A common stock subject to possible redemption - December 31, 2023	$66,559,968
Plus:
Increase in redemption value of Class A common stock subject to possible redemption subject to redemption due to extension	641,667
Remeasurement for Class A common stock subject to redemption	306,784
Less:
Redemption of Class A common stock subject to possible redemption	(42,020,432)
Class A common stock subject to possible redemption - December 31, 2024	25,487,987
Plus:
Increase in redemption value of Class A common stock subject to possible redemption subject to redemption due to extension	550,000
Remeasurement for Class A common stock subject to redemption	1,325,811
Less:
Redemption of Class A common stock subject to possible redemption	(147,778)
Class A common stock subject to possible redemption - December 31, 2025	$27,216,020

Schedule of Earnings Per Share, Basic And Diluted

The following table presents a reconciliation of the numerator and denominator used to compute basic and diluted net loss per share of common stock for each class of common stock for the years ended December 31, 2025 and 2024:

	For the years ended December 31,
	2025		2024
	Class A	Class B	Class A	Class B
Basic and diluted net loss per common share:
Numerator:
Allocation of net loss - basic	$(10,636,074)	$(7,186,632)	$(491,778)	$(327,632)
Allocation of net loss - diluted	(2,263,982)	(1,294,504)	(491,778)	(327,632)

Denominator:
Weighted average common shares outstanding - basic	2,337,999	1,579,750	2,371,212	1,579,750
Weighted average common shares outstanding - diluted	2,762,853	1,579,750	2,371,212	1,579,750

Net loss per common share - basic	$(4.55)	$(4.55)	$(0.21)	$(0.21)
Net loss per common share - diluted	$(0.82)	$(0.82)	$(0.21)	$(0.21)